Restatement of Previously Issued Financial Statements - Statement of cash flows (Details) - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		$ (1,603,126)		$ (17,831,314)	$ (16,835,187)
Change in fair value of derivative warrant liabilities		1,012,500		(16,168,500)	(9,160,500)
Transaction costs ? Warrants				(963,332)
Net cash used in operating activities				(1,958,317)	(612,860)
Net cash used in investing activities				(345,000,000)	$ 37,485
Net cash provided by financing activities				347,673,897
Net change in cash				715,580
Increase to derivative warrant liabilities	$ 16,168,500	$ (495,000)	$ 4,653,000
Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Increase to derivative warrant liabilities				26,100,000
Restatement of warrants as derivative liabilities | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				(699,482)
Net cash used in operating activities				(1,958,317)
Net cash used in investing activities				(345,000,000)
Net cash provided by financing activities				347,673,897
Net change in cash				715,580
Restatement of warrants as derivative liabilities | Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				(17,131,832)
Change in fair value of derivative warrant liabilities				(16,168,500)
Transaction costs ? Warrants				$ (963,332)